CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents		$ 2,304	$ 16,658
Short-term bank deposits		33,000	34,022
Marketable securities		14,938	0
Prepaid expenses and other receivables		1,057	1,666
Total current assets		51,299	52,346
LONG-TERM ASSETS:
Long-term bank deposits		0	19,000
Other long-term assets		29	110
Property and equipment, net		240	227
Total long-term assets		269	19,337
TOTAL ASSETS		51,568	71,683
CURRENT LIABILITIES:
Trade payables		528	57
Accrued expenses and other liabilities		3,812	2,295
Total current liabilities		4,340	2,352
SHAREHOLDERS' EQUITY
Ordinary shares of NIS 0.01 par value - 50,000,000 shares authorized at December 31, 2016 and 2015; 27,867,119 and 27,865,244 issued shares at December 31, 2016 and 2015, respectively; 27,562,795 and 27,560,920 shares outstanding at December 31, 2016 and 2015, respectively		74	74
Treasury shares - 304,324 ordinary shares at December 31, 2016 and 2015	[1]
Additional paid-in capital		142,780	140,274
Accumulated other comprehensive loss		(6)	0
Accumulated deficit		(95,620)	(71,017)
Total shareholders' equity		47,228	69,331
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 51,568	$ 71,683

[1]	Represents an amount less than $ 1.